Note 13 - Subordinated Debentures (Trusted Preferred Securities) - Schedule of Subordinated Debentures (Details) - Trust Preferred Securities Subject to Mandatory Redemption [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Colony Bankcorp Statutory Trust III [Member]
Issuance date	Jun. 17, 2004
Debt amount	$ 4,640
Total interest rate	5.46819%
Maturity date	Jun. 14, 2034
5 year call option	Jun. 17, 2009
Colony Bankcorp Statutory Trust III [Member] | London Interbank Offered Rate (LIBOR) [Member]
3 month LIBOR rate	2.78819%
Added points	0.0268%
Colony Bankcorp Capital Trust I [Member]
Issuance date	Apr. 13, 2006
Debt amount	$ 5,155
Total interest rate	4.303%
Maturity date	Apr. 13, 2036
5 year call option	Apr. 13, 2011
Colony Bankcorp Capital Trust I [Member] | London Interbank Offered Rate (LIBOR) [Member]
3 month LIBOR rate	2.803%
Added points	0.015%
Colony Bankcorp Capital Trust II [Member]
Issuance date	Mar. 12, 2007
Debt amount	$ 9,279
Total interest rate	4.453%
Maturity date	Mar. 12, 2037
5 year call option	Mar. 12, 2012
Colony Bankcorp Capital Trust II [Member] | London Interbank Offered Rate (LIBOR) [Member]
3 month LIBOR rate	2.803%
Added points	0.0165%
Colony Bankcorp Capital Trust III [Member]
Issuance date	Sep. 14, 2007
Debt amount	$ 5,155
Total interest rate	3.92038%
Maturity date	Sep. 14, 2037
5 year call option	Sep. 14, 2012
Colony Bankcorp Capital Trust III [Member] | London Interbank Offered Rate (LIBOR) [Member]
3 month LIBOR rate	2.52038%
Added points	0.014%